Schedule of Assumption Used for Fair value of Option (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average risk-free interest rate	1.70%
Weighted-average expected life (in years)	5 years 6 months
Expected dividend yield
Weighted-average expected volatility	131.10%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average risk-free interest rate		0.73%
Weighted-average expected life (in years)		5 years 3 months 18 days
Weighted-average expected volatility		138.00%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average risk-free interest rate		0.85%
Weighted-average expected life (in years)		5 years 10 months 24 days
Weighted-average expected volatility		139.00%